Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 3,482	$ 74,736
Work in Process		13,497
Finished goods	628,439	472,594
Cost of projects	152,131	297,951
Inventories, gross	784,052	858,778
Allowance for slow-moving or obsolete inventories	(90,375)	(227,168)
Inventories, net	$ 693,677	$ 631,610